Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2023 and 2022

	As at December 31, 2023	As at December 31, 2022
	($ in millions, except per share amounts)
ASSETS
Fixed income maturities (trading)	43.2	40.5
Cash and cash equivalents	43.5	44.4
Investments in subsidiaries (1)	3,284.2	2,767.9
Intercompany funds due from affiliates	4.3	1.7
Right-of-use operating lease assets	1.5	2.0
Other assets	5.6	5.9
Total assets	$3,382.3	$2,862.4
LIABILITIES
Accrued expenses and other payables	27.8	22.3
Intercompany funds due to affiliates	144.7	180.5
Long-term debt	300.0	—
Short-term debt	—	299.9
Operating lease liabilities	1.3	1.7
Total liabilities	$473.8	$504.4

SHAREHOLDERS’ EQUITY
Ordinary shares	$0.6	$0.6
Preference shares	753.5	753.5
Additional paid in capital	761.2	761.2
Retained earnings	1,793.5	1,349.0
Accumulated other comprehensive income, net of taxes:
Unrealized (loss) on investments	(227.6)	(333.2)
(Loss)/gain on derivatives	(0.2)	13.8
Cumulative (losses) on foreign currency translation adjustments	(172.5)	(186.9)
Total accumulated other comprehensive (loss)	(400.3)	(506.3)
Total shareholders’ equity	2,908.5	2,358.0
Total liabilities and shareholders’ equity	$3,382.3	$2,862.4
____________________
(1)    The Company’s investment in subsidiaries is accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in realized and unrealized investment gains and losses in the statement of operations.
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2023, 2022 and 2021

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021
	($ in millions)
Operating Activities:
Equity in net earnings/(losses) of subsidiaries and other investments, equity method	$304.7	$14.2	$(90.5)
Dividend income	364.4	121.7	193.0
Net realized and unrealized investment gains/(losses)	1.1	(4.0)	(0.5)
Other income	3.2	1.0	—
Total revenues	673.4	132.9	102.0
Expenses:
General, administrative and corporate expenses	(121.3)	(62.7)	(54.6)
Interest expense	(15.6)	(14.3)	(14.3)
Other expense	(1.8)	(4.8)	(3.3)
Income from operations before income taxes	534.7	51.1	29.8
Income tax expense	—	—	—
Net income	534.7	51.1	29.8
Other comprehensive income/(loss), net of taxes:
Change in unrealized gains/(losses) on investments	105.6	(367.8)	(158.6)
Net change from current period hedged transactions	(14.0)	15.4	(6.2)
Change in foreign currency translation adjustment	14.4	(30.9)	21.4
Other comprehensive income/(loss), net of tax	106.0	(383.3)	(143.4)
Comprehensive Income /(loss)	$640.7	$(332.2)	$(113.6)
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2023, 2022 and 2021

	Twelve Months Ended December 31, 2023	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021
	($ in millions)
Cash Flows From Operating Activities:
Net income (excluding equity in net earnings of subsidiaries)	$230.0	$36.9	$120.3
Adjustments:
Realized and unrealized (gains)/losses	(14.8)	19.7	(6.7)
Loss/(gain) on derivative contracts	14.0	(15.4)	6.2
Amortization of right-of-use operating lease assets	0.5	0.5	0.5
Interest on operating lease liabilities	0.1	0.1	0.1
Change in other assets	0.3	2.1	(1.6)
Change in accrued expenses and other payables	5.5	(3.2)	1.4
Change in intercompany activities	(38.4)	41.1	35.0
Change in right-of use assets	—	—	(2.0)
Change in operating lease liabilities	(0.5)	(0.6)	1.5
Net cash provided by operating activities	196.7	81.2	154.7
Cash Flows From Investing Activities:
(Purchases)/proceeds of fixed income securities	(8.1)	(10.0)	(42.6)
Proceeds from sales and maturities of fixed maturities, trading	6.4	7.8	—
Investment in subsidiaries	(105.7)	5.0	(115.0)
Net cash (used in)/provided by investing activities	(107.4)	2.8	(157.6)
Cash Flows From Financing Activities:
Repayment of short-term debt	(300.0)	—	—
Proceeds from term loan facility	300.0	—	—
Dividends paid on ordinary shares	(40.3)	(40.0)	—
Dividends paid on preference shares	(49.9)	(44.6)	(44.5)
Net cash (used in) financing activities	(90.2)	(84.6)	(44.5)
(Decrease) in cash and cash equivalents	(0.9)	(0.6)	(47.4)
Cash and cash equivalents — beginning of period	44.4	45.0	92.4
Cash and cash equivalents — end of period	$43.5	$44.4	$45.0